Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Class A Preferred Shares, par value	$ 0.0005	$ 0.0005
Class A Preferred Shares, shares authorized	50,000,000	50,000,000
Class A Preferred Shares, shares issued	4,689,503	4,689,503
Class A Preferred Shares, shares outstanding	4,689,503	4,689,503
Class A Preferred Shares, liquidation preference	$ 4,689,503	$ 4,689,503
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	83,158,778	83,158,778
Common stock, shares outstanding	83,158,778	83,158,778